Cash and Cash Equivalents - Summary of Highly Liquid Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Highly liquid financial instruments
Highly liquid financial instruments	$ 194,412	$ 35,014
Financial assets at fair value through profit or loss, category [member]
Highly liquid financial instruments
Highly liquid financial instruments	15,741
Financial assets at fair value through other comprehensive income [member]
Highly liquid financial instruments
Highly liquid financial instruments	$ 178,671
Financial Investments Available-for-Sale [member]
Highly liquid financial instruments
Highly liquid financial instruments		15,775
Trading securities [member]
Highly liquid financial instruments
Highly liquid financial instruments		$ 19,239